Schedule of Stock Option Activity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 08, 2018	Dec. 31, 2020	Mar. 31, 2020
Compensation Related Costs [Abstract]
Option Outstanding, Number Beginning Balance
Option Outstanding, Granted		2,893,842
Option Outstanding, Exercised
Option Outstanding, Cancelled or Forfeited
Option Outstanding, Number, Ending Balance		2,893,842
Weighted Average Exercise Price Per Share, Number Ending Balance		$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		9 years 9 months
Aggregate Intrinsic Value, Ending Balance		$ 2,662,335
Option Outstanding, Options Exercisable Ending Balance		212,118
Weighted Average Exercise Price Per Share, Options Exercisable Ending Balance	$ 3.00	$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	10 years	9 years 9 months
Aggregate Intrinsic Value, Options Exercisable Ending Balance		$ 195,149
Option Outstanding, Vested or Expected to Vest, Ending Balance			212,118
Weighted Average Exercise Price Per Share, Vested or Expected to Vest Ending Balance			$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			9 years 9 months
Aggregate Intrinsic Value Options Options Vested or Expected to Vest Ending Balance			$ 195,149